Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Summary of the group's share-based compensation expense

	For the year ended December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)
General and administrative expenses	15,939	367,498	29,089	4,217
Research and development expenses	43,537	386,035	62,972	9,130
Fulfilment expenses	—	8,102	39	6
Selling and marketing expenses	—	48,543	(733)	(106)
	59,476	810,178	91,367	13,247

Summary of activities of the share options

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	Intrinsic
	Number of	price	contractual life	Value
	options	(US$)	(years)	(US$)
Outstanding as of January 1, 2020	13,726,347	0.21	7.92	37,321
Granted	6,113,717	0.01	—	—
Forfeited	(3,167,917)	0.05	—	—
Outstanding as of December 31, 2020	16,672,147	0.16	7.27	46,627
Granted	19,147,862	0.01	—	—
Forfeited	(3,689,139)	0.01	—	—
Outstanding as of December 31, 2021	32,130,870	0.09	7.49	100,542
Granted	6,719,741	0.01	—	—
Forfeited	(17,791,254)	0.05	—	—
Outstanding as of December 31, 2022	21,059,357	0.01	8.16	1,913

Schedule of assumptions to determine fair value of the share based awards

	For the year ended December 31,
	2020	2021	2022

Fair value of the ordinary shares on the date of grant (US$)	2.92	1.55~3.21	0.34
Exercise price (US$)	0.01	0.0001~0.01	0.0003~0.01
Risk-free interest rate (1)	0.82%	1.12%~1.74%	1.12%~1.74%
Expected term (in years) (2)	10	10	10
Expected volatility (3)	42%	37%~46%	37%~46%
Dividend yield (4)	0%	0%	0%
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the daily treasury long-term rate of U.S. Department of the Treasury as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Summary of activities of RSUs

		Weighted	Weighted
		average	average
		Grant date	vesting
		fair value	period
	Shares	(US$)	(years)
Outstanding as of January 1, 2020	18,043,019	1.27	1.72
Granted	1,300,352	2.92	—
Vested*	(8,946,166)	1.30	—
Forfeited	(560,000)	2.25	—
Outstanding as of December 31, 2020	9,837,205	1.41	0.91
Granted	2,116,798	3.21	—
Vested*	(9,218,115)	1.44	—
Outstanding as of December 31, 2021**	2,735,888	2.72	1.13
Granted	1,010,337	0.26	—
Vested*	(1,140,725)	3.09	—
Forfeited	(1,513,980)	2.8	—
Outstanding as of December 31, 2022	1,091,520	0.51	3.42

*Among the vested RSUs, the Company issued 6,070,232 Class B ordinary shares to the RSU holders in 2020 upon the completion of the registration procedures.

**During the year ended December 31, 2021, the Company issued 24,976,072 Class B ordinary shares to the RSU holders, of which 23,394,776 were vested RSUs, and 1,581,296 was unvested RSUs. The shares issued in relation to the unvested RSUs will continue to subject to the services conditions. As of December 31, 2021, the Company has issued 32,921,995 Class B ordinary shares to the RSU holders for the vested RSUs.